Operating expenses - Disclosure of Audit and Non-Audit Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditors Remuneration [Line Items]
Audit fees	€ 1,032	€ 1,098	€ 725
Non-audit fees (services other than the audit of financial statements)	260	208	213
Total	1,292	1,306	938
Deloitte & Associés
Auditors Remuneration [Line Items]
Audit fees	516	573	725
Non-audit fees (services other than the audit of financial statements)	127	158	213
Total	643	731	€ 938
PwC
Auditors Remuneration [Line Items]
Audit fees	516	525
Non-audit fees (services other than the audit of financial statements)	133	50
Total	€ 649	€ 575